REDEMPTION RIGHT LIABILITIES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 Noncontrolling Corporate Shareholder USD ($)	Dec. 31, 2014 Noncontrolling Corporate Shareholder CNY	Dec. 31, 2013 Noncontrolling Corporate Shareholder CNY	Jun. 24, 2013 Noncontrolling Corporate Shareholder USD ($)	Dec. 31, 2014 Restricted shares	Dec. 31, 2014 2011 Share Award Scheme USD ($)	Dec. 31, 2014 2011 Share Award Scheme CNY	Dec. 31, 2013 2011 Share Award Scheme CNY	Dec. 31, 2014 2011 Share Award Scheme Restricted shares	Dec. 31, 2013 2011 Share Award Scheme Restricted shares Two employees
Put Options Arrangement Redemption Right Liability [Line Items]
Redemption right lapsed shares sold in secondary market									500,000
Forfeited					1,500,000				6,287,500
Redemption right granted to a non-controlling shareholder
Numbers of put ordinary shares				24,264,042
Put option price per share				$ 0.3835
Put option fair values		0	3,551
Gain resulting from the change in fair value of redemption right	576	3,576
Redemption right granted to employees
Granted									13,244,380	3,000,000
Redemption right liability						$ 84	520	2,160